Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
14. Income Taxes

14. Income Taxes

The Company’s income tax provision consists of the following:

	2020	2019
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
Total Current	-	-
Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total Deferred	-	-
Provision for income taxes	$-	$-

A reconciliation of income taxes computed by applying the statutory U.S. income tax rate to the Company’s loss before income taxes to the income tax provision is as follows:

	2020	2019
Computed tax benefit at federal statutory rate	$(554,289)	$(100,605)
Permanent items	1,778	11,913
Stock-based compensation	58,284	1,050
Incentive stock options	-	-
Conversion feature derivative liability	24,394	(37,852)
Interest expense, derivative liability	34,505	36,428
Uncertain tax positions	-	-
Impact of difference related to foreign earnings	-	1,469
Gain on extinguishment of debt	-	-
Change in fair value of derivative liability	223,699	(42,748)
Valuation allowance	211,629	130,345
Provision for income taxes	$-	$-

Deferred tax assets and liabilities reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	2020	2019
Deferred Tax Assets:
Net operating loss carryforwards	$2,501,000	$2,192,000
Stock-based compensation	6,000	7,000
Accounts receivable and other timing differences	140,000	197,000
Basis difference in assets and debt	(64,000)	(109,000)
Total Deferred Tax Asset	2,583,000	2,287,000
Valuation allowance	(2,583,000)	(2,287,000)
Net Deferred Tax Asset	$-	$-

Realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Accordingly, the net deferred tax assets for the U.S. federal and state have been fully offset by a valuation allowance.

As of December 31, 2020, the Company had net operating loss carry forward for federal and state income tax purposes of $ 8,335,000 and $ 8,084,000, respectively, which expire beginning in the year 2029.

The Company is required to file US federal and California tax returns, however the Company has not filed its federal or state returns since 2009 Due to the Company’s loss position the statute remains open for any losses carried over into the current year which means all years from 2007 remain open to examination.

The Company has adopted FASB ASC 740, “Income Taxes” to account for income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statement. This standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in the tax return. ASC 740 also provides guidance on derecognition of tax benefits, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure and transaction. In accordance with ASC 740-10-50, the Company is classifying interest and penalties as a component of tax expense.

The Company has a reserve related to unrecognized tax positions of $90,000 as of December 31, 2020, which is presented as part of accounts payable and accrued liabilities. These unrecognized tax positions, if recognized, would affect the effective tax rate. A reconciliation of the change in the unrecognized tax positions for the year ended December 31, 2020 is as follows:

Federal and State
Balance at January 1, 2020	$90,000
Additions for tax positions related to current year	-
Additions for tax positions related to prior years	-
Balance at December 31, 2020	$90,000